CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 164,390	¥ 1,144,451	¥ 457,340
Restricted cash	54,922	382,359	56,074
Short-term investments	121,239	844,040	56,535
Accounts receivable, net of allowance for doubtful accounts of RMB1,767 and RMB10,726 as of December 31, 2018 and 2019, respectively	258,683	1,800,896	1,547,631
Inventories, net	128,820	896,818	650,348
Advances to suppliers	30,850	214,771	166,076
Prepayments and other current assets	55,691	387,713	286,149
Amounts due from related parties	2,776	19,323	32,270
Total current assets	817,371	5,690,371	3,252,423
Non-current assets:
Restricted cash	0	0	69,441
Long-term time deposits	30,092	209,495	0
Investments in equity investees	5,368	37,373	33,974
Property and equipment, net	59,704	415,648	402,740
Intangible assets, net	21,696	151,041	132,393
Land use right, net	6,114	42,567	43,593
Operating lease right-of-use assets	63,287	440,593
Goodwill	1,950	13,574	13,158
Other non-current assets	5,956	41,461	30,021
Deferred tax assets	7,825	54,477	38,081
Total non-current assets	201,992	1,406,229	763,401
TOTAL ASSETS	1,019,363	7,096,600	4,015,824
Current liabilities:
Short-term loans	61,549	428,490	436,200
Accounts payable (including accounts payable of consolidated VIE without recourse to the Company of RMB4,891 and RMB5,048 as of December 31, 2018 and 2019, respectively)	125,987	877,093	886,340
Notes payable	30,264	210,693	26,770
Income tax payables	11,774	81,966	62,764
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Company of RMB6,884 and RMB14,520 as of December 31, 2018 and 2019, respectively)	83,473	581,122	322,668
Amounts due to related parties	976	6,796	13,994
Current operating lease liabilities	19,802	137,855
Total current liabilities	333,825	2,324,015	1,748,736
Non-current liabilities:
Long-term loan	267,157	1,859,896	68,753
Deferred tax liability	421	2,929	3,319
Long-term operating lease liabilities	44,527	309,989
Total non-current liabilities	312,105	2,172,814	72,072
TOTAL LIABILITIES	645,930	4,496,829	1,820,808
Redeemable non-controlling interests	1,329	9,254
Stockholders' Equity Attributable to Parent [Abstract]
Additional paid-in capital	289,326	2,014,227	1,903,503
Retained earnings	75,555	526,009	244,712
Accumulated other comprehensive income	4,077	28,380	29,222
Total Baozun Inc. shareholders' equity	368,975	2,568,731	2,177,543
Noncontrolling interests	3,129	21,786	17,473
Total equity	372,104	2,590,517	2,195,016
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTERESTS AND EQUITY	1,019,363	7,096,600	4,015,824
Common Class A [Member]
Stockholders' Equity Attributable to Parent [Abstract]
Common Stock Value	16	107	98
Common Class B [Member]
Stockholders' Equity Attributable to Parent [Abstract]
Common Stock Value	$ 1	¥ 8	¥ 8